United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 08/31/14

Item 1. Schedule of Investments

Federated International Bond Strategy Portfolio
Portfolio of Investments
August 31, 2014 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—37.5%
		AUSTRALIAN DOLLAR—0.5%
		Sovereign—0.5%
47,000		Australia, Government of, Series 17, 5.50%, 3/1/2017	$46,874
		BRITISH POUND—5.1%
		Sovereign—5.1%
129,000		United Kingdom, Government of, 1.75%, 9/7/2022	208,150
172,500		United Kingdom, Government of, 4.75%, 3/7/2020	331,034
		TOTAL	539,184
		CANADIAN DOLLAR—1.0%
		Sovereign—1.0%
107,000		Canada, Government of, Bond, 4.00%, 6/1/2016	103,314
		DANISH KRONE—0.5%
		Sovereign—0.5%
300,000		Denmark, Government of, Unsecd. Deb., 2.50%, 11/15/2016	55,792
		EURO—11.9%
		Sovereign—11.9%
37,000	[1,2]	Austria, Government of, Sr. Unsecd. Note, 3.65%, 4/20/2022	59,167
90,000		Bonos Y Oblig Del Estado, 3.25%, 4/30/2016	124,116
97,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	147,373
100,000		Buoni Poliennali Del Tes, 2.50%, 5/1/2019	139,713
36,000		Buoni Poliennali Del Tes, 3.50%, 12/1/2018	52,256
113,000		Buoni Poliennali Del Tes, 4.50%, 5/1/2023	175,559
183,000		France, Government of, Bond, 3.50%, 4/25/2026	293,270
45,000		Germany, Government of, Bond, 3.25%, 7/4/2015	60,729
140,000		Spain, Government of, 3.80%, 1/31/2017	198,980
		TOTAL	1,251,163
		HONG KONG DOLLAR—8.0%
		Sovereign—8.0%
6,550,000		Hong Kong, Government of, 1.34%, 6/24/2019	847,377
		JAPANESE YEN—7.7%
		Banking—0.7%
7,000,000		KFW, 2.05%, 2/16/2026	77,756
		Sovereign—7.0%
20,750,000		Japan, Government of, 0.40%, 6/20/2015	200,001
20,400,000		Japan, Government of, 1.30%, 3/20/2021	209,560
31,950,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 12/20/2018	322,315
		TOTAL	809,632
		MEXICAN PESO—0.5%
		Sovereign—0.5%
700,000		Mex Bonos Desarr Fix Rate, 6.50%, 6/10/2021	57,013
		NORWEGIAN KRONE—1.9%
		Sovereign—1.9%
1,100,000		Norway, Government of, Unsecd. Note, 4.50%, 5/22/2019	199,698

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		SWEDISH KRONA—0.4%
		Sovereign—0.4%
$260,000		Sweden, Government of, 3.00%, 7/12/2016	$39,134
		TOTAL BONDS (IDENTIFIED COST $4,062,406)	3,949,181
		PURCHASED PUT OPTIONS—0.0%
460,000		Morgan Stanley EUR Put/USD Call, Strike Price $1.29, Expiration Date 11/26/14 (IDENTIFIED COST $2,864)	3,091
		INVESTMENT COMPANY—53.9%
158,129	[3]	Emerging Markets Fixed Income Core Fund (IDENTIFIED COST $5,573,975)	5,686,104
		TOTAL INVESTMENTS—91.4% (IDENTIFIED COST $9,639,245)[4]	9,638,376
		OTHER ASSETS AND LIABILITIES - NET—8.6%[5]	903,356
		TOTAL NET ASSETS—100%	$10,541,732
At August 31, 2014, the Fund had the following outstanding written option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
Morgan Stanley EUR Call/USD Put (Premiums Received $2,864)	November 2014	$1.34	$460,000	$(2,577)
The average notional amount of written options and purchased options held by the fund throughout the period was a net payable of $3,890 and net receivable of $286, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/2/2014	95,642,000 JPY	1,000,000 AUD	$(10,231)
9/2/2014	24,820,640 JPY	260,000 AUD	$(3,437)
9/2/2014	92,445,148 JPY	982,440 CAD	$(9,889)
9/2/2014	758,517 NOK	132,000 CAD	$1,380
9/2/2014	41,591,713 JPY	302,000 EUR	$(5,733)
9/2/2014	1,516,050 NOK	180,000 EUR	$2,759
9/2/2014	287,969 NZD	145,000 GBP	$822
9/2/2014	1,668,225 SEK	145,000 GBP	$(1,235)
9/2/2014	1,000,000 AUD	96,954,000 JPY	$3,791
9/2/2014	260,000 AUD	24,749,140 JPY	$168
9/2/2014	982,440 CAD	92,359,184 JPY	$6,101
9/2/2014	302,000 EUR	41,264,978 JPY	$(7,291)
9/2/2014	1,250,000 SEK	18,611,250 JPY	$(2,673)
9/2/2014	1,250,000 SEK	18,591,250 JPY	$(2,801)
9/2/2014	132,000 CAD	760,010 NOK	$519
9/2/2014	180,000 EUR	1,477,800 NOK	$(2,212)
9/2/2014	145,000 GBP	286,572 NZD	$433
9/2/2014	145,000 GBP	1,663,085 SEK	$433
9/2/2014	37,305,000 JPY	2,500,000 SEK	$(4,184)
9/2/2014	1,000,000 AUD	$929,810	$4,141
9/2/2014	290,424 CAD	$265,000	$2,106
9/2/2014	245,950 CAD	$225,000	$1,202

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
9/2/2014	494,500 EUR	$662,150	$(12,399)
9/2/2014	210,000 EUR	$280,675	$(4,744)
9/2/2014	198,000 EUR	$265,148	$(4,984)
9/2/2014	192,000 EUR	$257,137	$(4,857)
9/2/2014	360,000 GBP	$602,143	$(4,494)
9/2/2014	300,000 GBP	$503,505	$(5,464)
9/2/2014	4,991,520 NOK	$800,000	$5,350
9/2/2014	2,246,028 NOK	$365,000	$(2,618)
9/2/2014	600,000 NZD	$507,192	$(5,323)
9/2/2014	629,526 SGD	$503,500	$504
9/2/2014	557,985 TRY	$259,842	$(1,695)
9/2/2014	239,680 TRY	$111,329	$(443)
9/2/2014	239,190 TRY	$111,329	$(670)
9/5/2014	500,000 EUR	$667,975	$(10,979)
9/24/2014	57,072,000 JPY	600,000 AUD	$(10,770)
9/24/2014	47,000 EUR	68,870 CAD	$(2,199)
9/24/2014	68,396 CAD	47,000 EUR	$(1,372)
9/24/2014	600,000 AUD	57,012,000 JPY	$(720)
9/24/2014	76,551,300 JPY	$750,000	$(14,112)
9/24/2014	47,864,330 JPY	$470,000	$(9,880)
9/24/2014	47,569,640 JPY	$470,000	$(12,713)
9/24/2014	40,680,800 JPY	$400,000	$(8,935)
9/25/2014	2,246,984 NOK	275,000 EUR	$(2,764)
9/25/2014	155,000 EUR	1,266,001 NOK	$(1,620)
9/25/2014	120,000 EUR	979,692 NOK	$(388)
9/25/2014	217,000 EUR	$288,429	$(3,263)
9/25/2014	300,000 NZD	$249,651	$682
9/25/2014	4,127,818 SEK	$603,000	$(12,448)
10/24/2014	145,000 GBP	1,667,841 SEK	$823
10/24/2014	222,000 GBP	$368,158	$234
Contracts Sold:
9/2/2014	1,000,000 AUD	$ 929,880	$(4,071)
9/2/2014	1,000,000 AUD	95,642,000 JPY	$(4,483)
9/2/2014	260,000 AUD	24,820,640 JPY	$(833)
9/2/2014	245,187 CAD	$ 225,000	$(501)
9/2/2014	145,335 CAD	$ 132,500	$(1,166)
9/2/2014	144,737 CAD	$ 132,500	$(616)
9/2/2014	982,440 CAD	92,445,148 JPY	$(5,159)
9/2/2014	132,000 CAD	758,517 NOK	$(400)
9/2/2014	600,000 EUR	$ 803,448	$15,074
9/2/2014	494,500 EUR	$ 661,606	$11,855
9/2/2014	302,000 EUR	41,591,713 JPY	$8,665
9/2/2014	180,000 EUR	1,516,050 NOK	$5,334
9/2/2014	360,000 GBP	$ 600,964	$3,315
9/2/2014	300,000 GBP	$ 502,365	$4,324
9/2/2014	145,000 GBP	287,969 NZD	$(671)
9/2/2014	145,000 GBP	1,668,225 SEK	$(801)
9/2/2014	96,954,000 JPY	1,000,000 AUD	$(1,687)
9/2/2014	24,749,140 JPY	260,000 AUD	$4,790
9/2/2014	92,359,184 JPY	982,440 CAD	$9,773
9/2/2014	41,264,978 JPY	302,000 EUR	$7,499

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
9/2/2014	18,611,250 JPY	1,250,000 SEK	$2,642
9/2/2014	18,591,250 JPY	1,250,000 SEK	$2,963
9/2/2014	760,010 NOK	132,000 CAD	$(1,740)
9/2/2014	2,259,967 NOK	$ 365,000	$369
9/2/2014	1,658,284 NOK	$ 268,149	$595
9/2/2014	1,648,446 NOK	$ 266,418	$452
9/2/2014	1,634,981 NOK	$ 264,000	$206
9/2/2014	8,862 NOK	$ 1,433	$3
9/2/2014	1,477,800 NOK	180,000 EUR	$291
9/2/2014	470,000 NZD	$ 396,732	$3,601
9/2/2014	130,000 NZD	$ 109,468	$730
9/2/2014	286,572 NZD	145,000 GBP	$584
9/2/2014	1,663,085 SEK	145,000 GBP	$2,338
9/2/2014	2,500,000 SEK	37,305,000 JPY	$5,038
9/2/2014	629,972 SGD	$ 503,500	$(861)
9/2/2014	1,035,204 TRY	$ 482,500	$3,572
9/5/2014	500,000 EUR	$ 668,350	$11,354
9/24/2014	600,000 AUD	57,072,000 JPY	$(35)
9/24/2014	68,870 CAD	47,000 EUR	$658
9/24/2014	47,000 EUR	68,396 CAD	$2,478
9/24/2014	57,012,000 JPY	600,000 AUD	$12,102
9/24/2014	76,905,000 JPY	$ 750,000	$10,711
9/24/2014	47,861,040 JPY	$ 470,000	$9,911
9/24/2014	47,760,789 JPY	$ 470,000	$10,875
9/24/2014	40,676,400 JPY	$ 400,000	$8,977
9/25/2014	217,000 EUR	$ 290,412	$5,246
9/25/2014	275,000 EUR	2,246,984 NOK	$3,601
9/25/2014	1,266,001 NOK	155,000 EUR	$1,226
9/25/2014	979,692 NOK	120,000 EUR	$154
9/25/2014	300,000 NZD	$ 251,178	$845
9/25/2014	2,127,818 SEK	$ 308,107	$3,688
9/25/2014	2,000,000 SEK	$ 291,969	$5,836
10/24/2014	280,000 EUR	$ 368,726	$695
10/24/2014	1,667,841 SEK	145,000 GBP	$1,197
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$2,451
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $175,961and $97,977, respectively. This is based on the contracts held as of each month-end throughout the nine month fiscal period.
Net Unrealized Appreciation on Written Option Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2014, this liquid restricted security amounted to $59,167, which represented 0.6% of total net assets.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, this restricted security amounted to $59,167, which represented 0.6% of total net assets.
3	Affiliated holding.
4	At August 31, 2014, the cost of investments for federal tax purposes was $9,680,872. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) written option contracts was $42,496. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $197,005 and net unrealized depreciation from investments for those securities having an excess of cost over value of $239,501.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Investment Companies	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$3,949,181	$—	$3,949,181
Investment Company[1]	5,686,104	—	—	5,686,104
Purchased Put Options	3,091	—	—	3,091
TOTAL SECURITIES	$5,989,195	$3,949,181	$—	$9,638,376
OTHER FINANCIAL INSTRUMENTS[2]	$(2,577)	$2,451	$—	$(126)
1	Emerging Markets Fixed Income Core Fund is an affiliate holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include written option contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014